Earnings/(losses) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income/(losses) attributable to Jumei International Holding Limited	¥ (36,978)	$ (5,684)	¥ 150,182	¥ 134,841
Numerator for basic and diluted income/(losses) per share attributable to Jumei’s ordinary shareholders	¥ (36,978)	$ (5,684)	¥ 142,224	¥ 122,916
Denominator:
Weighted average number of ordinary shares - basic	149,790,335	149,790,335	149,477,388	145,901,672
Weighted average number of ordinary shares - diluted	149,790,335	149,790,335	150,069,205	149,758,825
Net income/(losses) per share attributable to Jumei’s ordinary shareholders
- Basic | (per share)	¥ (0.25)	$ (0.04)	¥ 0.95	¥ 0.84
- Diluted | (per share)	¥ (0.25)	$ (0.04)	¥ 0.95	¥ 0.82
Share options
Denominator:
Dilutive effect of share options	0	0	573,230	3,848,667
Service-Based Restricted Share Units (RSUs)
Denominator:
Dilutive effect of share options	0	0	18,587	8,486